FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 31, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 13, 2025	Sep. 26, 2023	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			$ 1,915	$ 1,695
(Loss) gain on foreign currency			170	330
Loss on investments held at fair value			(67)	(72)
Accounts receivable, net			37,887	51,563
Recoveries to bad debt			100	1,000
Increase to bad debt expense			(994)	781
Realized (Loss) Gain, Foreign Currency Transaction, before Tax			(617)	1,039
Effective interest rate					13.80%
Senior Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate					12.50%
Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stated interest rate						8.40%
Effective interest rate						10.20%
One Customer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts receivable, net				$ 12,700
One Customer | Accounts Receivable | Customer Concentration Risk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Concentration risk (in percent)				21.20%
Lighthouse Strategies, LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on investments held at fair value				$ 100
Illinois | Craft Grower License Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			300
Illinois | Conditional Adult Use Dispensing Organization Licenses Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			1,000
Illinois | Craft Grower License Loan, Maturing On July 20, 2026
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			100
Illinois | Conditional Adult Use Dispensing Organization Licenses And Craft Grower License Loan, Maturing On July 20, 2027
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, long-term			1,200
Spark'd
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term							$ 1,000
Loans receivable, term (in years)		1 year
Interest rate (in percent)							9.50%
Loans receivable, long-term			0	$ 866
Proceeds from Collection of Loans Receivable			900
Kolaboration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans receivable, short-term			$ 1,100
Loans receivable, term (in years)	18 months
Interest rate (in percent)			8.00%
Loans receivable, long-term			$ 1,700